Virtus Newfleet Low Duration Core Plus Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated May 16, 2025 to the Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus applicable to the Fund, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective May 16, 2025, Zachary Szyndlar, CFA, was added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the fund since 2012.
>	Lisa M. Baribault, Director and Portfolio Manager at Newfleet, has managed the fund since 2017.
>	Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager at Newfleet, has managed the fund since 2012.
>	Zachary Szyndlar, CFA, Managing Director, Portfolio Manager and Credit Analyst, Securitized Products at Newfleet, has managed the fund since May 2025

In the Management of the Funds section under “Portfolio Management” beginning on page 103 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Newfleet” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Newfleet Low Duration Core Plus Bond Fund	David L. Albrycht, CFA (since 2012) Lisa M. Baribault (since 2017) Benjamin Caron, CFA (since 2012) Zachary Szyndlar, CFA (since May 2025)

The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Szyndlar.

Zachary Szyndlar, CFA. Mr. Szyndlar is a Managing Director, Portfolio Manager and Credit Analyst of securitized products at Newfleet. Mr. Szyndlar supports the securitized products team with research on asset-backed securities, commercial mortgage-backed securities, and agency and non-agency residential mortgage-backed securities. Prior to joining Newfleet in 2014, Mr. Szyndlar was a research consultant at Symmetry Partners, LLC. Mr. Szyndlar holds a B.S. in accounting from Salve Regina University, and an M.S. in finance from Fairfield University. Mr. Szyndlar began his career in the investment industry in 2013.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Newfleet LDCPB PM Addition (5/2025)

Virtus Newfleet Multi-Sector Intermediate Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated May 16, 2025 to the Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus applicable to the Fund, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective May 16, 2025, Benjamin Caron, CFA, was added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are primarily responsible for the day-to-day management of the fund’s portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the fund since 1994.
>	Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager at Newfleet, has managed the fund since May 2025.

In the Management of the Funds section under “Portfolio Management” beginning on page 104 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Newfleet” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Newfleet Multi-Sector Intermediate Bond Fund	David L. Albrycht, CFA (since 1994) Benjamin Caron, CFA (since May 2025)

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Newfleet MSIB PM Addition (5/2025)

Virtus Newfleet Low Duration Core Plus Bond Fund and

Virtus Newfleet Multi-Sector Intermediate Bond Fund (each a “Fund”),

each a series of Virtus Opportunities Trust

Supplement dated May 16, 2025 to the Statement of Additional Information

(“SAI”) dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective May 16, 2025, Zachary Szyndlar, CFA, was added as a portfolio manager of Virtus Newfleet Low Duration Core Plus Bond Fund and Benjamin Caron, CFA, was added as a portfolio manager of Virtus Newfleet Multi-Sector Intermediate Bond Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 81 of the SAI is hereby amended by adding Mr. Szyndlar in the row for Virtus Newfleet Low Duration Core Plus Bond Fund and adding Mr. Caron in the row for Virtus Newfleet Multi-Sector Intermediate Bond Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 82 of the SAI is hereby amended by adding rows and associated footnotes for Mr. Caron and Mr. Szyndlar, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Benjamin Caron (**)	7	$2.24 billion	0	N/A	0	N/A
Zachary Szyndlar (***)	5	$629 million	0	N/A	0	N/A

(**) As of April 30, 2025. Mr. Caron became a Portfolio Manager of the Multi-Sector Intermediate Bond Fund effective May 16, 2025.

(***) As of April 30, 2025. Mr. Szyndlar became a Portfolio Manager of the Low Duration Core Plus Bond Fund effective May 16, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 84 of the SAI is hereby amended by amending the row for Mr. Caron and adding an associated footnote for him, and by adding a row and an associated footnote for Mr. Szyndlar, as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Benjamin Caron (**)	Multi-Sector Intermediate Bond Fund	$50,000-$100,000	0
Zachary Szyndlar (***)	Low Duration Core Plus Bond Fund	0	0

(**) As of April 30, 2025. Mr. Caron became a Portfolio Manager of the Multi-Sector Intermediate Bond Fund effective May 16, 2025.

(***) As of April 30, 2025. Mr. Szyndlar became a Portfolio Manager of the Low Duration Core Plus Bond Fund effective May 16, 2025.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Newfleet LDCPB-MSIB PM Additions (5/2025)